Initial Public Offering (Details) - Cantor Equity Partners, Inc. [Member] - $ / shares				9 Months Ended	12 Months Ended
	Aug. 14, 2024	Feb. 21, 2024	Jun. 08, 2023	Sep. 30, 2025	Dec. 31, 2024	Jun. 25, 2025	May 22, 2025	Dec. 31, 2023
Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Ordinary share issued	10,000,000				10,000,000
Price per share (in Dollars per share)				$ 12	$ 12		$ 10
Common stock par value (in Dollars per share)				$ 0.0001	0.0001			$ 0.0001
Class B Ordinary Shares [Member]
Initial Public Offering [Line Items]
Price per share (in Dollars per share)						$ 0.0001
Number of shares surrendered		3,593,750	7,906,250
Ordinary shares issued and outstanding percentage				20.00%
Common stock par value (in Dollars per share)				$ 0.0001	$ 0.0001			$ 0.0001
IPO [Member] | Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Ordinary share issued				300,000	300,000
Price per share (in Dollars per share)	$ 10				$ 10
Common stock par value (in Dollars per share)	$ 0.0001
IPO [Member] | Class B Ordinary Shares [Member]
Initial Public Offering [Line Items]
Ordinary shares issued and outstanding percentage	20.00%				20.00%
Over-Allotment Option [Member] | Class B Ordinary Shares [Member]
Initial Public Offering [Line Items]
Number of shares surrendered	375,000
Ordinary shares issued and outstanding percentage	20.00%
Shares forfeited by shareholder					375,000